Rule 497(e)

Registration Nos. 333-146827 and 811-22135

Innovator ETFs Trust

Innovator Loup Frontier Tech ETF

Supplement To the Fund’s Prospectus

March 1, 2021

Notwithstanding anything to the contrary in the Fund’s prospectus, prior to March 15, 2021, the “Principal Investment Strategies” section provides:

The Fund normally invests at least 80% of its net assets (including investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund’s investment sub-adviser seeks a correlation of 0.95 or better (before fees and expenses) between the Fund’s performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Loup Frontier Tech Index is a rules-based stock index owned, developed and maintained by Loup Ventures Management, LLC (“Loup Ventures” or the “Index Provider”) that seeks to identify and track those companies identified as being on the frontier of the development of new technologies that have the potential to have an outsized influence on the future. These include, but are not limited to, companies engaged in the development and utilization of artificial intelligence, robotics, autonomous vehicle technologies, virtual reality, mixed/augmented reality and other similarly disruptive technological innovations.

The Index is composed of common stocks, American Depositary Receipts and Global Depositary Receipts. The securities comprising the Index may be issued by small, mid or large capitalization issuers operating in developing or emerging markets. The Index Provider begins the security selection process by identifying the technological sub-themes most relevant to the Fund’s “frontier technology” investment theme. A company is eligible for inclusion in the Index if it derives 50% of its revenue from one of the identified sub-themes or if it meets two of the following three criteria: (i) the company’s revenue related to one or more identified sub-themes grew by more than 25% year-over-year in the most recent calendar year; (ii) the company’s operating expenditures related to one or more identified sub-themes grew by more than 25% year-over-year in the most recent calendar year; or (iii) the company’s capital expenditures related to one or more of the identified sub-themes grew by more than 25% year-over-year in the most recent calendar year. As of the date of the prospectus, the Index Provider has identified the following sub-themes as being relevant to the Index’s investment theme:

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Artificial Intelligence. Companies that provide or are developing software services that seek to automate tasks previously requiring human intelligence or input. These services may directly automate specific processes or provide semi-automated tools as an intermediate step to full automation.

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Computer Perception. Companies that provide or are developing hardware and software related to enabling vision and language processing, which could include, but is not limited to, sensors, laser arrays and semi-conductors.

●	Robotics. Companies that create or are developing robotics and related products and services for industrial, collaborative, medical and/or consumer-related automation.

●	Autonomous Vehicles. Companies that provide or are developing hardware and/or software used in the development of self-driving or unmanned vehicles operating on land, air or sea.

●	Immersive Virtual Reality. Companies that provide or are developing hardware and/or software for delivering an immersive or computer-simulated virtual reality experience.

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Virtual/Mixed/Augmented Reality. Companies that provide or are developing hardware and/or software for delivering immersive virtual reality experiences or for delivering experiences that enhance the physical world with a digital overlay.

Once eligible companies have been identified, the investible universe is narrowed by excluding companies that do not meet certain criteria. To be included in the Index, a company or its issued securities must meet the following requirements:

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All securities, including those issued by companies operating in “emerging markets” countries, must have their primary listing exchange be located in a “developed market” country (as identified by the Index Provider) or in China, India, South Korea or Taiwan.

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Companies must have a minimum market capitalization of $250 million (but no more than $250 billion) and a minimum average daily liquidity of $2 million over the previous six months. In addition, a security must have traded on 90% of the eligible trading days in the previous six months. In the case of securities that do not have a six-month trading history (e.g. securities issued in recent initial public offerings), such a security must have a minimum average daily liquidity of $2 million for the last full month of trading and a stock price of at least $10.

●	All securities must have a minimum free float equivalent to 10% of the securities outstanding.

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Securities trading at a price greater than $10,000 per share may not be included in the Index. This is not applicable to existing constituents of the Index. Existing constituents that have appreciated in value to greater than $10,000 per share may remain in the Index.

The remaining companies are then ranked according to the following metrics: (1) revenue growth; (2) earnings per share growth; (3) free cash flow growth; and (4) acceleration in quarterly revenue growth. For additional information regarding these metrics please see “Index Information” below. A company’s score on each of the four metrics are equally weighted and are added together to create a composite ranking for each company. The securities with the 30 highest rankings are included in the Index. If fewer than 30 companies qualify for inclusion, each will be included in the Index. To avoid excess concentration in any one sub-theme, only the highest ranking 10 securities from each sub-theme will be included in the Index.

The Index is equally-weighted with a conviction-based weighting adjustment. All of the securities comprising the Index are equally weighted, except for the securities with the top 5 rankings, which are each weighted 50% more than the other components of the Index. The Index will generally be composed of between 20 to 30 securities. The Index is rebalanced and reconstituted quarterly.

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The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. As of December 11, 2020, the Fund was concentrated in the information technology sector.

Notwithstanding anything to the contrary in the Fund’s prospectus, prior to March 15, 2021, the section entitled “Index Information” provides:

The Index is owned and operated by Loup Ventures Management, LLC. Loup Ventures is not affiliated with the Fund, Innovator, Penserra or the Distributor. The Fund is entitled to use the Index pursuant to a sublicensing arrangement with Innovator, which in turn has a licensing agreement with the Index Provider. Solactive AG serves as calculation agent for the Index (the “Index Calculation Agent”). The Index Calculation Agent is responsible for the management of the day-to-day operations of the Index, including calculating the value of the Index every 15 seconds, widely disseminating the Index values every 15 seconds and tracking corporate actions, some of which result in Index adjustments.

Index composition

Investible Universe. To be included in the Index, a company or its issued securities must meet the following requirements:

●	Security must be a common stock, ADR or GDR;

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All securities, including those issued by companies operating in “emerging markets” countries, must have their primary listing exchange be located in a “developed market” country (as identified by the Index Provider) or in China, India, South Korea or Taiwan;

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Companies must have a minimum market capitalization of $250 million (but no more than $250 billion) and a minimum average daily liquidity of $2 million over the previous six months. In addition, a security must have traded on 90% of the eligible trading days in the previous six months. In the case of securities that do not have a six-month trading history (e.g. securities issued in recent initial public offerings), such a security must have a minimum average daily liquidity of $2 million for the last full month of trading and a stock price of at least $10;

●	All securities must have a minimum free float equivalent to 10% of the securities outstanding; and

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Securities trading at a price greater than $10,000 per share may not be included in the Index. This is not applicable to existing constituents of the Index. Existing constituents that have appreciated in value to greater than $10,000 per share may remain in the Index.

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Selection Universe. Securities are further narrowed into a “Selection Universe” by excluding those not issued by companies that are related to the technological sub-themes identified by the Index Provider as being most relevant to the Fund’s “frontier technology” investment theme. A company is eligible for inclusion in the Index if it derives 50% of its revenue from one of the identified sub-themes or if it meets two of the following three criteria: (i) the company’s revenue related to one or more identified sub-themes grew by more than 25% year-over-year in the most recent calendar year; (ii) the company’s operating expenditures related to one or more identified sub-themes grew by more than 25% year-over-year in the most recent calendar year; or (iii) the company’s capital expenditures related to one or more of the identified sub-themes grew by more than 25% year-over-year in the most recent calendar year. As of the date of the prospectus, the Index Provider has identified the following sub-themes as being relevant to the Index’s investment theme:

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Artificial Intelligence. Companies that provide or are developing software services that seek to automate tasks previously requiring human intelligence or input. These services may directly automate specific processes or provide semi-automated tools as an intermediate step to full automation.

●

Computer Perception. Companies that provide or are developing hardware and software related to enabling vision and language processing, which could include, but is not limited to, sensors, laser arrays and semi-conductors.

●	Robotics. Companies that create or are developing robotics and related products and services for industrial, collaborative, medical and/or consumer-related automation.

●	Autonomous Vehicles. Companies that provide or are developing hardware and/or software used in the development of self-driving or unmanned vehicles operating on land, air or sea.

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Virtual/Mixed/Augmented Reality. Companies that provide or are developing hardware and/or software seeking to merge physical and virtual inputs to produce new environments and visualizations where physical and virtual objects co-exist and interact in real time.

Ranking. Securities comprising the “Selection Universe” are then ranked using the following Proprietary Ratings published by the Index Provider:

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Revenue Growth Ranking. Includes sub-rankings of trailing twelve-month year-over-year growth, as well as the consensus next two forward years of year-over-year growth. Each of the the three sub-ranks will be weighted by 1/3 to make the full Revenue Growth Ranking.

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Earnings Per Share Growth Ranking. Includes sub-rankings of trailing twelve-month year-over-year earnings per share growth, as well as the consensus next two forward years of year-over-year growth. Each of the the three sub-ranks will be weighted by 1/3 to make the full Earnings Per Share Growth Ranking.

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Free Cash Flow Growth Ranking. Includes sub-rankings of trailing twelve-month year-over-year free cash flow growth, as well as the consensus next two forward years of year-over-year growth. Each of the the three sub-ranks will be weighted by 1/3 to make the full Free Cash Flow Growth Ranking.

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Acceleration in Quarterly Revenue Growth Ranking. Includes sub-rankings of the amount of acceleration in year-over-year revenue growth in the most recently reported quarter and the consensus amount of acceleration in year-over-year revenue growth for the next quarter to be reported. Acceleration shall be defined as the “difference in bps growth from the current quarter to the year-ago quarter.” Each of the two sub-ranks will be weighted by 1/2 to make the full Acceleration in Quarterly Revenue Growth Ranking.

Each of these four rankings will be weighted by 25% and summed to create a composite ranking for each stock in the selection universe. The top 30 ranked companies from the selection universe will make up the index. If fewer than 30 companies qualify to be eligible for inclusion, all eligible companies would be a part of the final portfolio. The index provider will also restrict the number of stocks included in the selection universe for any one sub-theme (e.g. artificial intelligence, etc.) to 10 in an effort to avoid excess concentration in any given sub-theme.

Weighting. The Index is equal weighted with an additional variable weighting based on ranking. The five top ranked stocks from the selection universe each rebalancing period will be over weighted by 50% relative to the base Index weighting. The base index weighting will be defined as 1/n where n is equal to the number of stocks in the Index. Conviction names will be weighted as 1/n * 1.5 (we will call this value c). Non-conviction names will be weighted (1-c*5)/(n-5). An example follows:

Number of stocks in index (n)	25	30	35
Base weighting (1/n)	4.0%	3.3%	2.9%
Conviction weighting (1/n * 1.5)	6.0%	5.0%	4.3%
Non-conviction weighting (1-c*5)/(n-5)	3.5%	3.0%	2.6%

Aside from the conviction weighing adjustment, the Index will have a single security cap of 8% and a single security floor of 0.3%. The aggregate weight of the top six securities is capped at 45%.

Buffer Rules. Buffer Rules are employed to reduce portfolio turnover. The following buffer rules are applicable:

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Market Capitalization. An existing Index constituent will continue to remain in the Index even if its market capitalization doesn’t meet the previously defined minimum market capitalization criteria but remains within +/- 20% of this limit.

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Liquidity. An existing Index constituent shall continue to remain in the Index even if its liquidity is below the previously defined average daily liquidity limit but remains within +/- 30% of this limit.

Rebalance and Reconstitution. The Index follows a quarterly reconstitution and rebalancing schedule. The “Selection Day” is generally 5 business days before the rebalancing day (for these purposes a business day is any day on which the NYSE is open for trading). The rebalancing day is the 15th of March, June, September and December if that day is a trading day on the NYSE, LSE and Tokyo Stock Exchange. Otherwise, the next day on which all three exchanges are open for trading is the rebalancing day. The final portfolio constituents are shortlisted from a selection pool of all eligible securities selected based on the data as of the last trading day of each quarter (the “Effective Day”). Weights are calculated at the close of the seventh trading day prior to the Effective Day. Index Shares are frozen using weights as of this day. The Index follows a mid-term review for IPOs. Any new addition to the portfolio at the time of review will be added at its weights which will be calculated at the close of seventh trading day prior to the Effective Day and its shares will be frozen using its weights as of this day. Any new addition following the mid-term review will be effective on the last trading day of December where divisor will be adjusted to reflect the change in market value.

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Disclaimers

The Fund is not sponsored, endorsed, sold or promoted by Loup Ventures (“Licensor”). Licensor makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. Licensor’s only relationship to Innovator is the licensing of certain trademarks and trade names of Licensor and of the Loup Frontier Tech Index which is determined, composed and calculated by Licensor without regard to Innovator or the Fund, Licensor has no obligation to take the needs of Innovator or the owners of the Fund into consideration in determining, composing or calculating the Loup Frontier Tech Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund are to be converted into cash. Licensor has no obligation or liability in connection with the administration, marketing or trading of the Fund.

LICENSOR DOES NOT GUARANTEE OR MAKE ANY REPRESENTATION OR WARRANTY AS TO THE ACCURACY AND/OR THE COMPLETENESS OF THE LOUP FRONTIER TECH INDEX OR ANY DATA INCLUDED THEREIN AND LICENSOR SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. THE INDEX, ANY DATA CONTAINED THEREIN AND ANY OTHER DATA OR INFORMATION SUPPLIED BY LICENSOR IS PROVIDED ON AN “AS IS” BASIS. LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY INNOVATOR, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE Loup Frontier Tech Index OR ANY DATA INCLUDED THEREIN. LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY, NON-INFRINGEMENT OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE Loup Frontier Tech Index OR ANY DATA INCLUDED THEREIN, OR ANY WARRANTIES WITH RESPECT TO THE TIMELINESS, SEQUENCE, ACCURACY, COMPLETENESS, CURRENTNESS, OR QUALITY OF THE INDEX, ANY DATA CONTAINED THEREIN OR ANY DATA OR INFORMATION SUPPLIED BY LICENSOR. LICENSOR SHALL NOT BE RESPONSIBLE FOR ANY MISDELIVERY OF ANY DATA RELATED TO OR ASSOCIATED WITH THE INDEX OR ANY DATA CONTAINED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. LICENSOR AND ITS RESPECTIVE AFFILIATES AND EACH OF THEIR RESPECTIVE OFFICERS, DIRECTORS, EMPLOYEES, AGENTS AND SOURCES (THE “LICENSOR PARTIES”) SHALL NOT BE LIABLE TO INNOVATOR OR ANY THIRD PARTY FOR ANY LOSS OR DAMAGE, DIRECT, INDIRECT OR CONSEQUENTIAL, ARISING FROM (A) ANY INACCURACY OR INCOMPLETENESS IN, OR DELAYS, INTERRUPTIONS, ERRORS OR OMISSIONS IN THE DELIVERY OF THE INDEX OR ANY DATA CONTAINED THEREIN, OR (B) ANY DECISION MADE OR ACTION TAKEN BY INNOVATOR OR ANY THIRD PARTY IN RELIANCE UPON THE PRODUCTS, INDEX OR ANY DATA CONTAINED THEREIN. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN LICENSOR AND INNOVATOR.

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